LEASES - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
January 1, 2019	$ 46,567
Additions	23,590
Additions from business combinations	3,272
Depreciation	(14,584)	$ 0	$ 0
Translation	(64)
December 31, 2019	58,781	46,567
Office spaces
Disclosure of quantitative information about right-of-use assets [line items]
January 1, 2019	46,567
Additions	16,778
Additions from business combinations	2,863
Depreciation	(14,519)
Translation	(64)
December 31, 2019	51,625	46,567
Office equipments
Disclosure of quantitative information about right-of-use assets [line items]
January 1, 2019	0
Additions	6,812
Additions from business combinations	409
Depreciation	(65)
Translation	0
December 31, 2019	$ 7,156	$ 0